Securitization Transactions	12 Months Ended
Mar. 31, 2011
Securitization Transactions

10. Securitization Transactions

The Company and its subsidiaries have securitized various financial assets such as direct financing lease receivables, installment loans (commercial mortgage loans, housing loans and other) and investment in securities.

In the securitization process, these financial assets are transferred to various vehicles (the “SPEs”), such as trusts and special-purpose companies that issue beneficial interests of the securitization trusts and securities backed by the financial assets to investors. The cash flows collected from these assets transferred to the SPEs are then used to repay these asset-backed beneficial interests and securities. As the transferred assets are isolated from the Company and its subsidiaries, the investors and the SPEs have no recourse to other assets of the Company and its subsidiaries in cases where the debtors or the issuers of the transferred financial assets fail to perform under the original terms of those financial assets. The Company and its subsidiaries often retain interests in the SPEs in the form of the beneficial interest of the securitization trusts. Those interests that continue to be held include interests in the transferred assets and are often subordinate to other tranche(s) of the securitization. Those beneficial interests that continue to be held by the Company and its subsidiaries are subject to credit risk, interest rate risk and prepayment risk on the securitized financial assets. With regards to these subordinated interests that the Company and its subsidiaries retain, they are subordinated to the senior investments and are exposed to different credit and prepayment risks, since they first absorb the risk of the decline in the cash flows from the financial assets transferred to the SPEs for defaults and prepayment of the transferred assets. If there is any excess cash remaining in the SPEs after payment to investors in the securitization of the contractual rate of returns, most of such excess cash is distributed to the Company and its subsidiaries for payments of the subordinated interests.

Until March 31, 2010, the Company and its subsidiaries did not consolidate qualified special-purpose entities (“QSPEs”) meeting certain requirements and the Company and its subsidiaries accounted for the transfer of financial assets to QSPEs as a sale when control over the financial assets was surrendered.

From April 1, 2010, the Company and its subsidiaries apply Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”)). This Update removes the concept of a QSPE and removes the exception from applying ASC 810-10 (“Consolidation—Variable Interest Entities”) to variable interest entities that are QSPEs. This Update also modifies the financial-components approach used in former ASC 860 (“Transfers and Servicing”) and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset. As a result, many SPEs for securitization which had not been consolidated because they met QSPE criteria have been consolidated in accordance with Accounting Standards Update 2009-17 (ASC810 (“Consolidation”)). For further information, see Note 11 “Variable Interest Entities”.

During fiscal 2009 and 2010, certain information with respect to these securitization transactions accounted for as sales is as follows. During fiscal 2011, there was no securitization transaction accounted for as a sale.

	Millions of yen
	2009	2010
Direct financing leases:
Balance sold	¥37,889	¥27,974
Gains (losses) on sales	(365)	331
Interests that continue to be held	17,903	23,207
Installment loans:
Balance sold	5,258	0
Gains on sales	132	0
Interests that continue to be held	148	0

Regarding securitizations of direct financing lease receivables, for fiscal 2009 and 2010, revenues from interests that continue to be held of ¥5,772 million and ¥4,744 million, respectively, are included in revenues from direct financing leases in the consolidated statements of income. Regarding securitizations of installment loans, revenues from interests that continue to be held of ¥1,476 million and ¥1,630 million for fiscal 2009 and 2010, respectively, are included in interest on loans and investment securities in the consolidated statements of income. Regarding securitizations of investment in securities, revenues from interests that continue to be held of ¥3,469 million and ¥2,378 million for fiscal 2009 and 2010, respectively, are included in interest on loans and investment securities in the consolidated statements of income. Due to the adoption of Accounting Standards Update 2009-16 and 2009-17, almost all vehicles used for securitization are now consolidated. As a result, revenues from interests that continue to be held are not disclosed for fiscal 2011 as amounts have been eliminated in consolidation.

As of March 31, 2009, 2010 and 2011, there were no significant servicing assets and liabilities related to the Company and its subsidiaries’ securitization transactions.

Economic assumptions used in measuring the interests that continue to be held related to securitization transactions completed during fiscal 2009 and 2010 are as follows. There are no interests that continue to be held related to securitization transactions completed during fiscal 2011.

	2009		2010
		Installment loans
	Direct financing leases	Commercial mortgage loans	Direct financing leases
	%	%	%
Expected credit loss	1.27-1.52	0.86	1.51-1.55
Discount rate	1.92-11.43	2.60	2.33-4.28
Annual prepayment rate	3.70-6.52	1.15	6.24-6.59

Interests that continue to be held from securitization transactions are recorded in the consolidated balance sheets at March 31, 2010. Key economic assumptions used in measuring the fair value of them, and the impacts of 10% and 20% adverse changes to the assumptions on the fair value are as follows:

March 31, 2010
	Direct financing leases	Installment loans		Investment in securities
		Commercial mortgage loans	Mortgage loans for individuals

Expected credit loss	0.29%-1.62%	0.72%-14.00%	0.74%-1.18%	1.22%-14.00%
Discount rate	1.17%-21.25%	0.22%-9.88%	1.39%-6.33%	0.22%-18.49%
Annual prepayment rate	1.52%-6.66%	2.86%-42.93%	1.56%-5.64%	7.56%-42.93%

	Millions of yen
		Installment loans
	Direct financing leases	Commercial mortgage loans	Mortgage loans for individuals	Investment in securities
Fair value of interests that continue to be held	¥76,136	¥2,830	¥25,930	¥23,258
Book value of the interests that continue to be held	67,028	2,859	22,568	23,601
Weighted average life (in years)	2.0-3.4	0.7	13.9-24.5	0.6-4.2
Expected credit loss:
+10%	376	35	47	50
+20%	756	70	94	143
Discount rate:
+10%	605	6	402	311
+20%	1,198	12	793	608
Prepayment rate:
+10%	57	16	173	2
+20%	117	32	341	4

These sensitivities are hypothetical and should be used with caution. As the amounts indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the interest that continue to be held is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Certain cash flows received from/paid to SPEs for all securitization activities in fiscal 2009 and 2010 are summarized as follows:

	Millions of yen
	2009	2010
Proceeds from new securitizations	¥42,922	¥28,305
Servicing fees received	419	385
Cash flows received on interests that continue to be held	23,740	29,336
Repurchases of ineligible assets	(20,219)	(18,487)

Quantitative information about delinquencies, net credit losses, and components of financial assets sold on securitization and other assets managed together as of March 31, 2010 and 2011 are as follows:

March 31, 2010

	Millions of yen
	Total principal amount of receivables	Principal amount of receivables more than 90 days past-due and impaired loans	Net credit losses
Types of assets:
Direct financing leases	¥883,452	¥25,682	¥8,744
Installment loans	2,575,568	360,464	49,053

Total assets managed or sold on securitization	¥3,459,020	¥386,146	¥57,797

Less: assets sold on securitization	(238,288)

Assets held in portfolio	¥3,220,732

The total assets of direct financing leases and installment loans sold on securitization, as of March 31, 2010, are ¥257,654 million, but the assets of ¥19,366 million, of which the Company and certain subsidiaries’ only continuing involvement is the servicing, are not included in the table above.

The total assets of investment securities sold on securitization, as of March 31, 2010, are ¥31,123 million and are not included in the table above.

March 31, 2011

	Millions of yen			Millions of dollars
	Total principal amount of receivables	Principal amount of receivables more than 90 days past-due and impaired loans	Net credit losses	Total principal amount of receivables	Principal amount of receivables more than 90 days past-due and impaired loans	Net credit losses
Types of assets:
Direct financing leases	¥834,346	¥22,787	¥7,505	$10,034	$274	$90
Installment loans	2,983,164	322,068	54,149	35,877	3,873	651

Total assets managed or sold on securitization	¥3,817,510	¥344,855	¥61,654	$45,911	$4,147	$741

Less: assets sold on securitization	(3,493)			(42)

Assets held in portfolio	¥3,814,017			$45,869

The total assets of direct financing leases and installment loans sold on securitization, as of March 31, 2011, are ¥12,651 million ($152 million), but the assets of ¥9,158 million ($110 million), of which the Company and certain subsidiaries’ only continuing involvement is the servicing, are not included in the table above.

There were no investment securities sold on securitization, as of March 31, 2011.